Quarterly Holdings Report
for
Fidelity® VIP Investment Grade Central Fund
March 31, 2024
VIGC-NPRT1-0524
1.847666.117
Nonconvertible Bonds - 25.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.55% 12/1/33	4,584,000	3,671,670
3.8% 12/1/57	4,678,000	3,386,975
4.3% 2/15/30	859,000	825,559
4.75% 5/15/46	4,816,000	4,312,961
Verizon Communications, Inc.:
2.1% 3/22/28	1,835,000	1,651,983
2.55% 3/21/31	1,698,000	1,450,637
3% 3/22/27	397,000	376,222
4.862% 8/21/46	2,282,000	2,142,797
5.012% 4/15/49	89,000	88,287
		17,907,091
Entertainment - 0.3%
The Walt Disney Co.:
3.8% 3/22/30	7,061,000	6,728,102
4.7% 3/23/50	2,229,000	2,089,538
		8,817,640
Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	1,100,000	935,804
4.4% 4/1/33	1,073,000	950,909
4.908% 7/23/25	1,184,000	1,169,591
5.25% 4/1/53	816,000	646,243
5.375% 5/1/47	5,834,000	4,700,838
5.5% 4/1/63	1,073,000	841,482
6.484% 10/23/45	842,000	780,385
Comcast Corp.:
2.937% 11/1/56	2,100,000	1,322,173
3.9% 3/1/38	329,000	286,690
4.65% 7/15/42	779,000	713,241
Discovery Communications LLC:
3.625% 5/15/30	1,066,000	953,402
4.65% 5/15/50	2,883,000	2,252,077
Fox Corp.:
4.709% 1/25/29	563,000	555,119
5.476% 1/25/39	555,000	528,181
5.576% 1/25/49	368,000	342,687
Time Warner Cable LLC:
4.5% 9/15/42	283,000	209,365
5.5% 9/1/41	521,000	433,703
5.875% 11/15/40	460,000	398,462
6.55% 5/1/37	6,199,000	5,859,710
7.3% 7/1/38	1,160,000	1,171,781
Warnermedia Holdings, Inc.:
3.638% 3/15/25	694,000	680,211
3.755% 3/15/27	1,357,000	1,295,023
4.054% 3/15/29	470,000	439,979
4.279% 3/15/32	1,970,000	1,759,680
5.05% 3/15/42	996,000	856,055
5.141% 3/15/52	1,583,000	1,313,886
		31,396,677
Wireless Telecommunication Services - 0.2%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,871,000	1,801,973
3.875% 4/15/30	2,705,000	2,533,997
4.375% 4/15/40	404,000	359,820
4.5% 4/15/50	793,000	687,372
		5,383,162
TOTAL COMMUNICATION SERVICES		63,504,570
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
General Motors Financial Co., Inc. 5.85% 4/6/30	953,000	972,008
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	517,000	495,609
3.6% 7/1/30	615,000	573,574
		1,069,183
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	1,348,000	1,323,806
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	234,000	224,680
AutoZone, Inc.:
3.625% 4/15/25	350,000	343,573
4% 4/15/30	1,629,000	1,545,526
Lowe's Companies, Inc.:
3.35% 4/1/27	211,000	201,606
3.75% 4/1/32	649,000	596,142
4.25% 4/1/52	2,647,000	2,168,674
4.45% 4/1/62	2,720,000	2,221,117
4.5% 4/15/30	1,170,000	1,144,034
O'Reilly Automotive, Inc. 4.2% 4/1/30	361,000	345,247
		8,790,599
TOTAL CONSUMER DISCRETIONARY		12,155,596
CONSUMER STAPLES - 1.3%
Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	418,000	404,131
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	1,135,000	1,057,224
4.75% 4/15/58	1,764,000	1,627,323
5.8% 1/23/59 (Reg. S)	3,472,000	3,734,222
Molson Coors Beverage Co.:
3% 7/15/26	2,300,000	2,195,242
5% 5/1/42	4,016,000	3,802,322
The Coca-Cola Co.:
3.375% 3/25/27	1,742,000	1,687,609
3.45% 3/25/30	1,064,000	1,000,285
		15,508,358
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	220,000	195,847
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27	4,189,000	3,861,341
3% 5/15/32	3,400,000	2,772,907
3.625% 1/15/32	320,000	273,803
5.125% 2/1/28	1,340,000	1,319,573
5.5% 1/15/30	380,000	374,496
5.75% 4/1/33	2,700,000	2,659,964
		11,457,931
Tobacco - 0.4%
Altria Group, Inc.:
4.25% 8/9/42	1,696,000	1,389,825
4.5% 5/2/43	1,137,000	958,002
4.8% 2/14/29	311,000	307,946
5.95% 2/14/49	407,000	414,216
BAT Capital Corp. 6.421% 8/2/33	1,030,000	1,077,454
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	4,751,000	4,664,001
6.125% 7/27/27 (b)	1,136,000	1,158,880
Reynolds American, Inc.:
4.45% 6/12/25	446,000	440,035
5.7% 8/15/35	373,000	364,229
6.15% 9/15/43	1,227,000	1,216,999
7.25% 6/15/37	909,000	980,471
		12,972,058
TOTAL CONSUMER STAPLES		39,938,347
ENERGY - 2.8%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	18,000	17,594
4.85% 11/15/35	661,000	642,862
		660,456
Oil, Gas & Consumable Fuels - 2.8%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	2,081,000	2,079,441
5.85% 2/1/35	766,000	773,605
Cenovus Energy, Inc.:
3.75% 2/15/52	2,600,000	1,911,589
5.25% 6/15/37	1,010,000	966,155
Columbia Pipeline Group, Inc. 4.5% 6/1/25	410,000	404,209
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	394,000	404,233
6.036% 11/15/33 (b)	1,061,000	1,099,244
6.497% 8/15/43 (b)	317,000	340,170
6.544% 11/15/53 (b)	571,000	618,635
6.714% 8/15/63 (b)	342,000	375,230
DCP Midstream Operating LP:
5.6% 4/1/44	376,000	367,386
6.45% 11/3/36 (b)	760,000	795,718
6.75% 9/15/37 (b)	1,037,000	1,127,860
Enbridge, Inc. 4.25% 12/1/26	544,000	533,011
Energy Transfer LP:
3.75% 5/15/30	710,000	654,410
3.9% 5/15/24 (c)	405,000	404,082
4.5% 4/15/24	387,000	386,789
4.95% 6/15/28	1,242,000	1,232,022
5% 5/15/50	2,045,000	1,794,220
5.25% 4/15/29	629,000	629,695
5.4% 10/1/47	414,000	382,067
5.8% 6/15/38	692,000	687,878
6% 6/15/48	451,000	448,262
6.25% 4/15/49	432,000	443,376
Enterprise Products Operating LP 3.7% 2/15/26	1,472,000	1,438,254
Hess Corp.:
4.3% 4/1/27	1,500,000	1,470,772
5.6% 2/15/41	4,059,000	4,136,575
7.125% 3/15/33	308,000	348,577
7.3% 8/15/31	411,000	465,084
7.875% 10/1/29	1,346,000	1,523,894
Kinder Morgan Energy Partners LP 6.55% 9/15/40	141,000	148,022
Kinder Morgan, Inc. 5.55% 6/1/45	747,000	712,777
MPLX LP:
4.8% 2/15/29	345,000	340,796
4.875% 12/1/24	839,000	834,455
4.95% 9/1/32	2,116,000	2,055,463
5.5% 2/15/49	1,036,000	986,229
Occidental Petroleum Corp.:
5.55% 3/15/26	1,587,000	1,592,858
6.2% 3/15/40	521,000	534,610
6.45% 9/15/36	1,412,000	1,505,566
6.6% 3/15/46	1,751,000	1,887,102
7.5% 5/1/31	2,356,000	2,622,506
Petroleos Mexicanos:
4.5% 1/23/26	1,632,000	1,532,550
5.95% 1/28/31	1,097,000	879,136
6.35% 2/12/48	4,049,000	2,582,250
6.49% 1/23/27	1,175,000	1,106,145
6.5% 3/13/27	1,481,000	1,392,155
6.5% 1/23/29	1,705,000	1,525,975
6.7% 2/16/32	1,810,000	1,506,825
6.75% 9/21/47	3,713,000	2,454,293
6.84% 1/23/30	5,684,000	4,987,710
6.95% 1/28/60	2,417,000	1,597,758
7.69% 1/23/50	4,972,000	3,572,481
Phillips 66 Co. 3.85% 4/9/25	188,000	185,123
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	405,000	371,664
3.6% 11/1/24	426,000	420,589
Sabine Pass Liquefaction LLC 4.5% 5/15/30	2,447,000	2,353,308
The Williams Companies, Inc.:
3.5% 11/15/30	2,609,000	2,371,144
3.9% 1/15/25	373,000	367,711
4.55% 6/24/24	4,091,000	4,080,091
4.65% 8/15/32	2,206,000	2,125,954
5.3% 8/15/52	500,000	477,562
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	312,000	282,349
3.95% 5/15/50	1,007,000	796,043
Western Gas Partners LP:
3.95% 6/1/25	266,000	260,505
4.5% 3/1/28	613,000	592,401
4.65% 7/1/26	2,778,000	2,725,517
4.75% 8/15/28	354,000	344,343
6.35% 1/15/29	978,000	1,014,276
		83,368,685
TOTAL ENERGY		84,029,141
FINANCIALS - 12.8%
Banks - 5.9%
Bank of America Corp.:
2.299% 7/21/32 (c)	4,656,000	3,810,045
3.419% 12/20/28 (c)	5,817,000	5,457,163
3.5% 4/19/26	1,541,000	1,494,412
3.95% 4/21/25	1,265,000	1,244,746
4.2% 8/26/24	6,127,000	6,090,148
4.25% 10/22/26	1,307,000	1,278,057
4.45% 3/3/26	465,000	458,025
5.015% 7/22/33 (c)	17,054,000	16,785,529
5.468% 1/23/35 (c)	1,410,000	1,419,191
Barclays PLC:
5.088% 6/20/30 (c)	2,253,000	2,170,401
5.2% 5/12/26	1,908,000	1,888,351
5.829% 5/9/27 (c)	2,670,000	2,675,669
6.224% 5/9/34 (c)	2,277,000	2,348,492
6.49% 9/13/29 (c)	642,000	667,416
6.692% 9/13/34 (c)	3,300,000	3,515,625
BNP Paribas SA 2.219% 6/9/26 (b)(c)	2,313,000	2,223,957
Citigroup, Inc.:
3.352% 4/24/25 (c)	1,521,000	1,518,474
3.875% 3/26/25	2,914,000	2,864,221
4.3% 11/20/26	532,000	519,200
4.412% 3/31/31 (c)	3,258,000	3,105,394
4.45% 9/29/27	5,245,000	5,102,312
4.6% 3/9/26	673,000	662,323
4.91% 5/24/33 (c)	3,492,000	3,366,524
5.5% 9/13/25	1,694,000	1,693,225
6.174% 5/25/34 (c)	1,574,000	1,598,380
6.27% 11/17/33 (c)	7,000,000	7,393,172
Citizens Financial Group, Inc.:
2.638% 9/30/32	1,490,000	1,141,627
5.841% 1/23/30 (c)	9,000,000	8,987,081
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	802,000	722,183
HSBC Holdings PLC 4.95% 3/31/30	437,000	433,936
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	1,330,000	1,325,607
5.71% 1/15/26 (b)	3,922,000	3,887,907
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	1,324,000	1,157,385
3.875% 9/10/24	13,419,000	13,310,684
4.125% 12/15/26	4,319,000	4,211,265
4.493% 3/24/31 (c)	3,926,000	3,795,678
4.586% 4/26/33 (c)	12,887,000	12,347,848
4.912% 7/25/33 (c)	5,229,000	5,119,946
5.717% 9/14/33 (c)	2,500,000	2,549,904
NatWest Group PLC 3.073% 5/22/28 (c)	1,427,000	1,331,907
Rabobank Nederland 4.375% 8/4/25	2,285,000	2,245,267
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	1,754,000	1,594,056
6.499% 3/9/29 (c)	2,600,000	2,659,287
Societe Generale:
1.038% 6/18/25 (b)(c)	4,852,000	4,785,421
1.488% 12/14/26 (b)(c)	2,986,000	2,773,961
Wells Fargo & Co.:
2.406% 10/30/25 (c)	1,400,000	1,373,332
3.526% 3/24/28 (c)	2,893,000	2,753,526
4.478% 4/4/31 (c)	4,386,000	4,199,667
4.897% 7/25/33 (c)	5,000,000	4,818,286
5.013% 4/4/51 (c)	5,491,000	5,155,385
5.499% 1/23/35 (c)	979,000	981,305
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,139,000	1,052,052
		176,064,955
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	572,000	557,069
Ares Capital Corp. 3.875% 1/15/26	3,822,000	3,696,780
Athene Global Funding:
5.339% 1/15/27 (b)	4,132,000	4,113,256
5.583% 1/9/29 (b)	2,079,000	2,092,502
Blackstone Private Credit Fund:
4.7% 3/24/25	5,035,000	4,971,898
7.05% 9/29/25	2,656,000	2,695,624
Deutsche Bank AG 4.5% 4/1/25	3,669,000	3,607,565
Deutsche Bank AG New York Branch 6.72% 1/18/29 (c)	1,600,000	1,654,660
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	2,893,000	2,373,294
3.102% 2/24/33 (c)	4,837,000	4,136,824
3.691% 6/5/28 (c)	12,774,000	12,222,286
3.8% 3/15/30	4,751,000	4,449,319
4.25% 10/21/25	696,000	682,917
6.75% 10/1/37	689,000	752,758
Moody's Corp.:
3.25% 1/15/28	732,000	695,958
3.75% 3/24/25	1,557,000	1,530,409
Morgan Stanley:
3.125% 7/27/26	6,737,000	6,443,865
3.622% 4/1/31 (c)	3,078,000	2,822,906
3.625% 1/20/27	3,374,000	3,258,956
4.431% 1/23/30 (c)	1,348,000	1,305,422
4.889% 7/20/33 (c)	6,522,000	6,325,563
5% 11/24/25	4,489,000	4,461,248
5.25% 4/21/34 (c)	2,830,000	2,807,881
5.424% 7/21/34 (c)	3,524,000	3,534,923
6.296% 10/18/28 (c)	2,500,000	2,586,263
6.342% 10/18/33 (c)	5,000,000	5,349,721
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	1,534,000	1,504,885
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	1,805,000	1,794,561
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,788,000	1,625,830
2.593% 9/11/25 (b)(c)	3,245,000	3,198,870
3.75% 3/26/25	1,429,000	1,402,041
3.869% 1/12/29 (b)(c)	1,233,000	1,165,965
4.125% 9/24/25 (b)	1,614,000	1,580,826
4.194% 4/1/31 (b)(c)	2,950,000	2,739,061
4.55% 4/17/26	790,000	777,328
		104,919,234
Consumer Finance - 2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	886,000	864,389
2.45% 10/29/26	1,236,000	1,147,823
3% 10/29/28	1,295,000	1,171,743
3.3% 1/30/32	1,385,000	1,187,854
3.5% 1/15/25	2,546,000	2,502,646
4.45% 4/3/26	959,000	943,091
6.45% 4/15/27 (b)	4,054,000	4,162,383
6.5% 7/15/25	1,112,000	1,122,721
Ally Financial, Inc.:
5.125% 9/30/24	656,000	653,227
5.8% 5/1/25	1,606,000	1,603,294
6.7% 2/14/33	5,000,000	5,051,501
7.1% 11/15/27	2,560,000	2,674,854
8% 11/1/31	829,000	923,417
Capital One Financial Corp.:
2.636% 3/3/26 (c)	1,495,000	1,453,242
3.273% 3/1/30 (c)	1,912,000	1,722,432
3.65% 5/11/27	4,134,000	3,952,265
3.8% 1/31/28	2,165,000	2,058,785
4.927% 5/10/28 (c)	2,300,000	2,270,422
4.985% 7/24/26 (c)	2,151,000	2,137,129
5.247% 7/26/30 (c)	2,770,000	2,726,208
5.468% 2/1/29 (c)	1,952,000	1,945,632
5.817% 2/1/34 (c)	2,680,000	2,675,921
Discover Financial Services:
3.95% 11/6/24	873,000	863,011
4.1% 2/9/27	875,000	844,165
4.5% 1/30/26	1,437,000	1,411,961
6.7% 11/29/32	537,000	567,633
Ford Motor Credit Co. LLC 4.063% 11/1/24	5,400,000	5,343,860
Synchrony Financial:
3.95% 12/1/27	2,356,000	2,203,279
4.25% 8/15/24	2,051,000	2,037,773
5.15% 3/19/29	2,227,000	2,139,607
		60,362,268
Financial Services - 0.6%
AIG Global Funding 5.9% 9/19/28 (b)	1,659,000	1,699,576
Brixmor Operating Partnership LP:
4.05% 7/1/30	1,554,000	1,441,363
4.125% 6/15/26	1,425,000	1,387,277
4.125% 5/15/29	1,549,000	1,459,958
Corebridge Financial, Inc.:
3.5% 4/4/25	646,000	632,391
3.65% 4/5/27	2,280,000	2,175,954
3.85% 4/5/29	904,000	845,221
3.9% 4/5/32	1,076,000	967,779
4.35% 4/5/42	245,000	206,792
4.4% 4/5/52	724,000	590,549
Equitable Holdings, Inc. 4.35% 4/20/28	1,304,000	1,263,336
Jackson Financial, Inc.:
3.125% 11/23/31	273,000	227,258
5.17% 6/8/27	1,014,000	1,011,934
5.67% 6/8/32	1,092,000	1,093,453
Pine Street Trust I 4.572% 2/15/29 (b)	1,750,000	1,663,237
Pine Street Trust II 5.568% 2/15/49 (b)	1,748,000	1,618,318
		18,284,396
Insurance - 0.8%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,070,000	798,787
3.375% 4/7/30 (b)	2,257,000	2,069,174
Five Corners Funding Trust II 2.85% 5/15/30 (b)	3,419,000	2,996,685
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	1,255,000	1,222,162
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	1,220,000	1,199,911
4.75% 3/15/39	560,000	531,328
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	1,782,000	1,207,182
MetLife, Inc. 5.375% 7/15/33	3,527,000	3,599,634
Pacific LifeCorp 5.125% 1/30/43 (b)	1,611,000	1,504,898
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	200,000	194,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	1,640,000	1,503,780
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	543,000	538,241
Unum Group:
3.875% 11/5/25	1,491,000	1,443,998
4% 6/15/29	1,353,000	1,276,347
5.75% 8/15/42	2,232,000	2,184,818
		22,270,945
TOTAL FINANCIALS		381,901,798
HEALTH CARE - 1.4%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 3/2/28	1,463,000	1,472,378
5.25% 3/2/30	1,336,000	1,356,304
5.25% 3/2/33	1,508,000	1,520,685
5.6% 3/2/43	1,433,000	1,457,969
5.65% 3/2/53	712,000	725,496
5.75% 3/2/63	1,298,000	1,323,894
		7,856,726
Health Care Providers & Services - 0.9%
Centene Corp.:
2.45% 7/15/28	3,009,000	2,668,121
2.625% 8/1/31	1,403,000	1,151,689
3.375% 2/15/30	1,564,000	1,384,033
4.25% 12/15/27	1,762,000	1,680,031
4.625% 12/15/29	2,738,000	2,599,400
Cigna Group:
3.05% 10/15/27	982,000	921,632
4.375% 10/15/28	1,860,000	1,814,421
4.8% 8/15/38	1,158,000	1,087,945
4.9% 12/15/48	1,157,000	1,053,942
CVS Health Corp.:
3% 8/15/26	192,000	183,015
3.625% 4/1/27	551,000	530,043
4.78% 3/25/38	1,830,000	1,689,965
5% 1/30/29	1,114,000	1,117,082
5.25% 1/30/31	457,000	460,413
HCA Holdings, Inc.:
3.5% 9/1/30	1,260,000	1,139,490
3.625% 3/15/32	287,000	254,063
5.625% 9/1/28	1,311,000	1,327,290
5.875% 2/1/29	1,446,000	1,478,446
Humana, Inc. 3.7% 3/23/29	827,000	778,230
Sabra Health Care LP 3.2% 12/1/31	2,870,000	2,384,063
Toledo Hospital 5.325% 11/15/28	647,000	605,288
		26,308,602
Pharmaceuticals - 0.2%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	1,338,000	1,304,594
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	409,000	414,722
Mylan NV 4.55% 4/15/28	1,227,000	1,185,462
Utah Acquisition Sub, Inc. 3.95% 6/15/26	782,000	755,516
Viatris, Inc.:
1.65% 6/22/25	302,000	287,188
2.7% 6/22/30	1,533,000	1,299,721
3.85% 6/22/40	668,000	493,350
4% 6/22/50	757,000	521,512
		6,262,065
TOTAL HEALTH CARE		40,427,393
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	696,000	634,768
The Boeing Co.:
5.04% 5/1/27	909,000	891,857
5.15% 5/1/30	909,000	879,464
5.705% 5/1/40	920,000	880,570
5.805% 5/1/50	920,000	870,438
5.93% 5/1/60	908,000	851,282
		5,008,379
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	316,000	332,115
6.2% 3/15/54	328,000	361,169
		693,284
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	317,000	313,322
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 7/1/25	1,977,000	1,926,603
4.25% 9/15/24	1,093,000	1,085,361
		3,011,964
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	640,000	636,295
4.25% 4/15/26 (b)	485,000	468,084
4.375% 5/1/26 (b)	1,433,000	1,383,971
6.375% 5/4/28 (b)	2,451,000	2,500,487
		4,988,837
TOTAL INDUSTRIALS		14,015,786
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	397,000	399,001
6.02% 6/15/26	342,000	346,371
6.1% 7/15/27	729,000	750,624
6.2% 7/15/30	631,000	663,931
		2,159,927
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	510,000	454,772
2.45% 2/15/31 (b)	4,340,000	3,658,709
2.6% 2/15/33 (b)	4,340,000	3,524,778
3.5% 2/15/41 (b)	3,505,000	2,720,447
3.75% 2/15/51 (b)	1,645,000	1,246,015
		11,604,721
Software - 0.3%
Oracle Corp.:
1.65% 3/25/26	1,992,000	1,859,185
2.3% 3/25/28	3,147,000	2,841,516
2.8% 4/1/27	1,797,000	1,685,310
2.875% 3/25/31	2,585,000	2,247,598
3.6% 4/1/40	1,797,000	1,416,526
		10,050,135
TOTAL INFORMATION TECHNOLOGY		23,814,783
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	1,381,000	1,430,658
6.55% 11/15/30	1,399,000	1,471,495
6.7% 11/15/33	817,000	871,107
		3,773,260
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	1,278,000	1,259,831
American Homes 4 Rent LP:
2.375% 7/15/31	231,000	187,625
3.625% 4/15/32	989,000	869,699
Boston Properties, Inc.:
3.25% 1/30/31	1,190,000	1,017,940
4.5% 12/1/28	1,193,000	1,135,156
6.75% 12/1/27	1,655,000	1,717,779
Corporate Office Properties LP:
2% 1/15/29	199,000	166,842
2.25% 3/15/26	510,000	479,524
2.75% 4/15/31	509,000	419,889
Healthcare Realty Holdings LP:
3.1% 2/15/30	402,000	350,020
3.5% 8/1/26	419,000	399,865
Healthpeak OP, LLC:
3.25% 7/15/26	176,000	168,362
3.5% 7/15/29	201,000	186,024
Hudson Pacific Properties LP 4.65% 4/1/29	2,374,000	2,022,436
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,453,000	1,329,744
Kite Realty Group Trust:
4% 3/15/25	1,912,000	1,876,622
4.75% 9/15/30	2,980,000	2,851,219
LXP Industrial Trust (REIT):
2.7% 9/15/30	560,000	467,710
4.4% 6/15/24	442,000	438,165
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,945,000	1,575,113
3.375% 2/1/31	1,027,000	876,609
3.625% 10/1/29	1,814,000	1,619,201
4.5% 1/15/25	821,000	811,965
4.5% 4/1/27	4,967,000	4,806,691
4.75% 1/15/28	1,958,000	1,890,327
4.95% 4/1/24	415,000	415,000
5.25% 1/15/26	1,744,000	1,732,638
Piedmont Operating Partnership LP 2.75% 4/1/32	451,000	324,092
Realty Income Corp.:
2.2% 6/15/28	244,000	217,942
2.85% 12/15/32	301,000	250,335
3.25% 1/15/31	313,000	279,223
3.4% 1/15/28	489,000	461,436
Retail Opportunity Investments Partnership LP 4% 12/15/24	300,000	295,543
Simon Property Group LP 2.45% 9/13/29	499,000	438,460
SITE Centers Corp.:
3.625% 2/1/25	694,000	683,236
4.25% 2/1/26	906,000	892,131
Store Capital LLC:
2.75% 11/18/30	2,676,000	2,149,942
4.625% 3/15/29	550,000	518,170
Sun Communities Operating LP:
2.3% 11/1/28	512,000	447,153
2.7% 7/15/31	1,323,000	1,089,487
Ventas Realty LP:
3% 1/15/30	2,340,000	2,062,270
3.5% 2/1/25	1,976,000	1,936,829
4% 3/1/28	688,000	655,611
4.125% 1/15/26	478,000	466,835
4.375% 2/1/45	234,000	189,888
4.75% 11/15/30	3,072,000	2,962,285
VICI Properties LP:
4.375% 5/15/25	256,000	251,629
4.75% 2/15/28	2,029,000	1,978,677
4.95% 2/15/30	2,648,000	2,560,761
5.125% 5/15/32	720,000	688,678
5.75% 4/1/34	374,000	370,479
Vornado Realty LP 2.15% 6/1/26	578,000	525,441
WP Carey, Inc.:
2.4% 2/1/31	1,166,000	967,540
3.85% 7/15/29	391,000	364,973
4% 2/1/25	1,644,000	1,620,486
		56,721,528
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 11/15/27	1,415,000	1,266,152
4.1% 10/1/24	1,555,000	1,537,191
4.55% 10/1/29	1,792,000	1,558,111
8.05% 3/15/28	2,334,000	2,370,478
CBRE Group, Inc. 2.5% 4/1/31	1,708,000	1,413,357
Tanger Properties LP:
2.75% 9/1/31	1,346,000	1,102,194
3.125% 9/1/26	1,874,000	1,758,241
		11,005,724
TOTAL REAL ESTATE		67,727,252
UTILITIES - 1.1%
Electric Utilities - 0.5%
Alabama Power Co. 3.05% 3/15/32	2,030,000	1,771,972
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,057,000	922,078
3.743% 5/1/26	4,043,000	3,886,056
Duke Energy Corp. 2.45% 6/1/30	854,000	735,485
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	405,000	335,173
2.775% 1/7/32 (b)	1,402,000	1,144,231
Entergy Corp. 2.8% 6/15/30	876,000	765,471
Exelon Corp.:
2.75% 3/15/27	449,000	420,333
3.35% 3/15/32	546,000	482,854
4.05% 4/15/30	534,000	503,605
4.1% 3/15/52	404,000	321,383
4.7% 4/15/50	238,000	208,443
IPALCO Enterprises, Inc. 3.7% 9/1/24	662,000	661,782
Southern Co. 5.7% 3/15/34	2,053,000	2,117,350
		14,276,216
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	462,143	480,485
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 3.55% 6/15/26	580,000	556,757
The AES Corp.:
2.45% 1/15/31	673,000	550,620
3.3% 7/15/25 (b)	2,635,000	2,552,607
3.95% 7/15/30 (b)	2,298,000	2,090,008
		5,749,992
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	3,813,000	3,764,385
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	242,000	222,908
NiSource, Inc.:
2.95% 9/1/29	2,624,000	2,369,809
3.6% 5/1/30	1,602,000	1,475,515
Puget Energy, Inc.:
4.1% 6/15/30	1,032,000	941,930
4.224% 3/15/32	1,875,000	1,700,347
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6811% 5/15/67 (c)(d)	437,000	423,888
		10,898,782
TOTAL UTILITIES		31,405,475
TOTAL NONCONVERTIBLE BONDS (Cost $814,847,367)		762,693,401

U.S. Treasury Obligations - 45.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	12,353,900	7,718,775
1.75% 8/15/41	43,542,800	29,384,586
1.875% 11/15/51	13,856,800	8,299,465
2% 11/15/41	16,500,000	11,575,781
2% 8/15/51	56,304,200	34,884,411
2.25% 2/15/52	36,300,000	23,877,176
2.875% 5/15/52	23,300,000	17,629,726
3% 2/15/47	25,251,500	19,864,842
3.375% 8/15/42	34,200,000	29,540,250
3.625% 5/15/53	26,100,000	22,931,297
4.125% 8/15/53	53,171,000	51,102,316
4.25% 2/15/54	30,900,000	30,388,219
U.S. Treasury Notes:
1.25% 5/31/28	63,257,700	55,965,767
1.75% 1/31/29	24,900,000	22,209,633
1.875% 2/28/27	6,800,000	6,327,188
2.375% 3/31/29	20,000,000	18,329,688
2.75% 8/15/32	36,698,000	32,914,952
2.875% 5/15/32	31,874,000	28,939,351
3.375% 5/15/33	74,100,000	69,416,649
3.5% 2/15/33	63,000,000	59,665,430
3.75% 6/30/30	64,800,000	63,083,812
3.875% 11/30/27	55,000,000	54,110,547
3.875% 12/31/27	75,000,000	73,807,755
3.875% 11/30/29	123,000,000	120,780,238
3.875% 12/31/29	85,000,000	83,456,055
3.875% 8/15/33	5,308,000	5,167,006
4% 6/30/28	17,000,000	16,811,406
4% 1/31/29	75,000,000	74,226,563
4% 1/31/31 (e)	57,600,000	56,844,000
4% 2/15/34	17,800,000	17,505,188
4.125% 10/31/27	10,000,000	9,920,703
4.125% 8/31/30	24,900,000	24,740,484
4.125% 11/15/32	71,600,000	71,110,547
4.375% 11/30/30	88,200,000	88,933,851
4.875% 10/31/30	22,600,000	23,421,898
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,485,420,007)		1,364,885,555

U.S. Government Agency - Mortgage Securities - 26.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.6%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.310% 5.438% 5/1/34 (c)(d)	6,891	6,931
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.420% 5.572% 9/1/33 (c)(d)	16,409	16,448
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	790	804
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	1,984	2,028
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.273% 10/1/33 (c)(d)	901	910
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	1,078	1,091
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.551% 11/1/36 (c)(d)	19,492	19,878
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.146% 6/1/42 (c)(d)	13,485	13,873
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.393% 5/1/36 (c)(d)	11,017	11,305
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.977% 7/1/35 (c)(d)	1,323	1,348
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.780% 6.163% 2/1/36 (c)(d)	6,209	6,322
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	5,572	5,723
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (c)(d)	10,208	10,498
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	5,192	5,326
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.195% 12/1/35 (c)(d)	6,411	6,545
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	4,443	4,449
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.623% 9/1/36 (c)(d)	11,600	11,888
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	4,537	4,667
U.S. TREASURY 1 YEAR INDEX + 1.940% 5.87% 10/1/33 (c)(d)	16,640	16,776
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	1,468	1,482
U.S. TREASURY 1 YEAR INDEX + 2.220% 6.37% 8/1/36 (c)(d)	19,533	19,746
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (c)(d)	2,462	2,490
U.S. TREASURY 1 YEAR INDEX + 2.420% 6.045% 5/1/35 (c)(d)	2,483	2,520
1.5% 11/1/35 to 6/1/51	10,098,151	8,539,654
2% 10/1/35 to 2/1/52	68,547,669	56,592,168
2.5% 7/1/31 to 5/1/53	53,812,680	45,560,028
3% 8/1/32 to 2/1/52	18,615,273	16,622,618
3.5% 8/1/34 to 3/1/52	17,457,214	16,194,245
4% 7/1/39 to 4/1/52	12,800,718	12,093,019
4.5% to 4.5% 5/1/25 to 12/1/52	12,026,784	11,608,830
5% 9/1/25 to 12/1/52	4,536,150	4,474,702
5.5% 10/1/52 to 8/1/53	12,751,474	12,793,430
6% 10/1/34 to 6/1/53	6,231,730	6,381,133
6.5% 7/1/32 to 3/1/54	6,046,117	6,273,603
7% to 7% 12/1/24 to 2/1/29	14,179	14,603
7.5% to 7.5% 9/1/25 to 11/1/31	21,267	21,898
8.5% 6/1/25	40	41
TOTAL FANNIE MAE		197,343,020
Freddie Mac - 4.9%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	9,895	9,972
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.446% 4/1/35 (c)(d)	9,994	10,090
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(d)	1,650	1,694
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	6,971	7,129
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (c)(d)	14,949	15,379
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(d)	17,330	17,826
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.699% 6/1/41 (c)(d)	14,381	14,794
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	5,152	5,285
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	152	153
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.160% 6.41% 11/1/35 (c)(d)	713	728
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.26% 10/1/35 (c)(d)	1,433	1,473
U.S. TREASURY 1 YEAR INDEX + 2.240% 6.371% 1/1/35 (c)(d)	1,114	1,122
1.5% 8/1/35 to 4/1/51	26,586,855	21,826,729
2% 6/1/35 to 3/1/52	28,710,590	24,123,191
2.5% 8/1/32 to 3/1/52	29,774,627	25,107,129
3% 6/1/31 to 5/1/52	13,234,449	11,578,708
3.5% 3/1/32 to 4/1/52	31,123,943	28,677,107
4% 5/1/37 to 10/1/52	7,837,179	7,445,342
4.5% 7/1/25 to 10/1/48	5,030,523	4,900,522
5% 1/1/40 to 12/1/52	4,417,427	4,367,862
5.5% 9/1/52 to 8/1/53	10,455,479	10,521,171
6% 4/1/32 to 6/1/53	1,872,683	1,912,416
6.5% 1/1/53 to 1/1/54	4,474,407	4,612,555
7.5% 8/1/26 to 11/1/31	2,715	2,832
8% 4/1/27 to 5/1/27	197	199
8.5% 5/1/27 to 1/1/28	328	334
TOTAL FREDDIE MAC		145,161,742
Ginnie Mae - 6.8%
3% 12/20/42 to 4/20/47	1,913,957	1,722,034
3.5% 12/20/40 to 1/20/50	1,292,634	1,190,340
4% 3/15/40 to 10/20/52	8,890,994	8,398,888
4.5% 5/15/39 to 4/20/53	5,892,085	5,677,546
5% 3/15/39 to 4/20/48	628,654	630,879
6.5% 4/15/35 to 11/15/35	14,097	14,564
7% 1/15/28 to 7/15/32	69,202	70,799
7.5% to 7.5% 11/15/25 to 10/15/28	9,937	10,101
8% 3/15/30 to 9/15/30	1,868	1,943
2% 11/20/50 to 2/20/52	17,165,877	14,065,058
2% 4/1/54 (f)	3,325,000	2,724,240
2% 4/1/54 (f)	6,650,000	5,448,479
2% 4/1/54 (f)	250,000	204,830
2% 4/1/54 (f)	10,800,000	8,848,658
2% 4/1/54 (f)	8,100,000	6,636,494
2% 4/1/54 (f)	6,450,000	5,284,615
2% 4/1/54 (f)	925,000	757,871
2% 4/1/54 (f)	600,000	491,592
2% 4/1/54 (f)	4,700,000	3,850,805
2% 5/1/54 (f)	4,700,000	3,855,578
2% 5/1/54 (f)	2,300,000	1,886,772
2% 5/1/54 (f)	6,950,000	5,701,334
2% 5/1/54 (f)	9,150,000	7,506,073
2.5% 6/20/51 to 12/20/51	7,450,438	6,322,567
2.5% 4/1/54 (f)	400,000	340,668
2.5% 4/1/54 (f)	22,700,000	19,332,925
2.5% 5/1/54 (f)	8,100,000	6,905,494
2.5% 5/1/54 (f)	7,700,000	6,564,482
3% 4/1/54 (f)	2,250,000	1,984,542
3% 4/1/54 (f)	7,875,000	6,945,896
3% 4/1/54 (f)	9,200,000	8,114,570
3% 5/1/54 (f)	9,200,000	8,121,398
3.5% 4/1/54 (f)	10,500,000	9,553,778
5.5% 4/1/54 (f)	5,200,000	5,196,939
5.5% 5/1/54 (f)	3,500,000	3,496,162
6.5% 4/1/54 (f)	8,350,000	8,488,786
6.5% 4/1/54 (f)	6,100,000	6,201,389
6.5% 4/1/54 (f)	3,075,000	3,126,110
6.5% 4/1/54 (f)	6,175,000	6,277,635
6.5% 5/1/54 (f)	6,250,000	6,347,290
6.5% 5/1/54 (f)	5,050,000	5,128,610
TOTAL GINNIE MAE		203,428,734
Uniform Mortgage Backed Securities - 8.0%
2% 4/1/54 (f)	7,800,000	6,170,943
2% 4/1/54 (f)	3,850,000	3,045,914
2% 4/1/54 (f)	15,600,000	12,341,885
2% 4/1/54 (f)	3,475,000	2,749,234
2% 4/1/54 (f)	4,200,000	3,322,815
2% 4/1/54 (f)	375,000	296,680
2% 4/1/54 (f)	3,300,000	2,610,783
2% 4/1/54 (f)	30,900,000	24,446,427
2% 4/1/54 (f)	6,200,000	4,905,108
2% 5/1/54 (f)	34,200,000	27,099,960
2% 5/1/54 (f)	12,150,000	9,627,617
2% 5/1/54 (f)	5,050,000	4,001,602
2.5% 4/1/54 (f)	3,650,000	3,017,096
2.5% 4/1/54 (f)	9,875,000	8,162,691
2.5% 4/1/54 (f)	3,100,000	2,562,465
2.5% 4/1/54 (f)	3,000,000	2,479,805
2.5% 4/1/54 (f)	9,000,000	7,439,414
2.5% 5/1/54 (f)	11,650,000	9,643,106
2.5% 5/1/54 (f)	8,950,000	7,408,223
2.5% 5/1/54 (f)	5,300,000	4,386,992
3% 4/1/54 (f)	11,875,000	10,218,994
3% 4/1/54 (f)	7,800,000	6,712,266
3% 4/1/54 (f)	5,500,000	4,733,008
3% 4/1/54 (f)	20,000,000	17,210,938
3% 5/1/54 (f)	24,900,000	21,452,906
3% 5/1/54 (f)	8,700,000	7,495,594
3.5% 4/1/54 (f)	6,550,000	5,860,459
3.5% 4/1/54 (f)	950,000	849,990
3.5% 4/1/54 (f)	2,700,000	2,415,762
4% 4/1/54 (f)	6,650,000	6,158,004
6.5% 4/1/54 (f)	4,450,000	4,545,606
6.5% 4/1/54 (f)	4,275,000	4,366,846
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		237,739,133
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $807,630,916)		783,672,629

Asset-Backed Securities - 5.8%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	672,250	473,938
Series 2019-1 Class A, 3.844% 5/15/39 (b)	189,774	163,205
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	1,159,652	1,046,682
Class B, 4.458% 10/16/39 (b)	315,410	146,706
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,461,411	1,324,915
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,872,889	2,515,128
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8242% 4/16/37 (b)(c)(d)	2,577,000	2,572,725
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7181% 10/17/34 (b)(c)(d)	2,489,000	2,490,195
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 1.5% 4/19/37 (b)(c)(d)(f)	4,137,000	4,138,452
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7081% 10/17/34 (b)(c)(d)	1,280,878	1,279,999
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5694% 4/20/34 (b)(c)(d)	3,132,569	3,122,698
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(c)(d)	1,736,000	1,740,701
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7194% 7/20/34 (b)(c)(d)	1,532,085	1,532,417
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	384,255	343,295
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8956% 10/15/32 (b)(c)(d)	1,676,859	1,677,154
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6163% 4/25/34 (b)(c)(d)	1,039,487	1,040,037
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7056% 7/15/34 (b)(c)(d)	1,931,133	1,931,496
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.644% 1/15/35 (b)(c)(d)	2,545,000	2,545,980
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6456% 4/15/34 (b)(c)(d)	2,173,138	2,174,044
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/36 (b)(c)(d)	1,292,534	1,293,098
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6063% 4/25/34 (b)(c)(d)	2,282,638	2,283,471
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7994% 1/20/32 (b)(c)(d)	2,070,385	2,071,426
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(c)(d)	3,122,000	3,147,600
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6165% 1/17/35 (b)(c)(d)	2,560,000	2,560,753
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7056% 1/15/35 (b)(c)(d)	1,953,217	1,953,526
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	1,285,930	1,266,642
Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,105,136	1,852,646
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5656% 4/15/29 (b)(c)(d)	1,334,280	1,335,060
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	1,148,148	1,033,458
Class B, 5.095% 4/15/39 (b)	666,261	446,424
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	384,401	350,451
Series 2021-1A Class A, 3.474% 1/15/46 (b)	269,179	253,123
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(c)(d)	1,561,530	1,561,597
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(d)	1,198,676	1,199,036
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6378% 4/20/35 (b)(c)(d)	2,429,000	2,430,037
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1678% 7/20/36 (b)(c)(d)	1,848,000	1,857,735
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/20/34 (b)(c)(d)	1,887,884	1,887,886
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7494% 10/20/34 (b)(c)(d)	1,944,015	1,944,312
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7794% 4/20/34 (b)(c)(d)	2,085,721	2,086,230
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8894% 1/20/34 (b)(c)(d)	2,729,841	2,729,909
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	1,738,060	1,657,170
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	4,665,608	3,905,386
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6178% 4/20/35 (b)(c)(d)	2,990,000	2,981,481
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	2,447,693	2,448,430
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7795% 1/18/32 (b)(c)(d)	1,582,694	1,583,330
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7581% 4/17/33 (b)(c)(d)	1,318,912	1,319,180
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/35 (b)(c)(d)	3,517,039	3,517,630
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7107% 2/20/35 (b)(c)(d)	2,075,083	2,076,258
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	885,205	885,301
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 1/15/35 (b)(c)(d)	2,283,000	2,284,721
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8256% 1/15/34 (b)(c)(d)	444,749	444,906
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6812% 7/19/34 (b)(c)(d)	1,392,832	1,393,930
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6673% 11/16/34 (b)(c)(d)	1,993,704	1,996,041
Flatiron CLO Ltd. / Flatiron CLO LLC:
Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.8807% 11/20/33 (b)(c)(d)	2,529,561	2,533,702
Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 0% 5/20/36 (b)(c)(d)	2,662,000	2,662,477
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	625,266	547,097
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	2,246,271	2,009,450
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/22/34 (b)(c)(d)	1,367,988	1,368,304
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(c)(d)	2,115,000	2,114,943
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6465% 4/15/35 (b)(c)(d)	3,167,000	3,168,219
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9178% 1/22/37 (b)(c)(d)	1,000,000	1,000,978
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7112% 4/19/34 (b)(c)(d)	2,186,940	2,188,392
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6794% 1/22/35 (b)(c)(d)	2,223,747	2,224,138
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6956% 7/15/34 (b)(c)(d)	1,390,072	1,390,643
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7794% 1/22/31 (b)(c)(d)	573,573	573,548
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 1.51% 4/25/37 (b)(c)(d)(f)	2,724,000	2,725,871
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1178% 4/22/36 (b)(c)(d)	1,275,000	1,283,815
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7194% 10/20/34 (b)(c)(d)	461,006	461,384
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(d)	2,357,478	2,359,647
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5994% 4/20/34 (b)(c)(d)	1,823,166	1,823,718
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7163% 1/25/35 (b)(c)(d)	5,340,000	5,344,785
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5656% 1/15/34 (b)(c)(d)	1,904,754	1,906,792
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6494% 10/20/30 (b)(c)(d)	1,663,133	1,663,985
Oak Hill Credit Partners Series 2024-18A:
Class A1, 1.5% 4/20/37 (b)(c)(f)	3,069,000	3,070,077
Class A2, CME Term SOFR 3 Month Index + 1.650% 1.65% 4/20/37 (b)(c)(d)(f)	250,000	250,088
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6889% 1/25/36 (c)(d)	25,039	24,625
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/20/34 (b)(c)(d)	760,982	761,259
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	1,422,845	1,289,903
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,542,520	1,440,519
Class A2II, 4.008% 12/5/51 (b)	1,377,880	1,218,382
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	1,098,299	966,536
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6994% 4/20/34 (b)(c)(d)	2,604,698	2,605,828
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6565% 1/15/37 (b)(c)(d)	2,626,000	2,627,092
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	1,191,331	1,084,147
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,902,000	1,856,401
1.884% 7/15/50 (b)	733,000	684,358
2.328% 7/15/52 (b)	560,000	492,376
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6358% 4/23/35 (b)(c)(d)	2,727,000	2,724,745
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 1.52% 4/15/37 (b)(c)(d)(f)	1,886,000	1,886,332
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(c)(d)	256,728	256,779
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5512% 4/19/34 (b)(c)(d)	2,313,924	2,300,894
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(c)(d)	2,177,375	2,174,662
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3039% 9/25/34 (c)(d)	2,116	2,113
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	1,320,927	1,188,874
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,779,270	1,549,086
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(c)(d)	2,387,000	2,388,929
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8494% 7/20/32 (b)(c)(d)	2,009,654	2,010,761
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7312% 7/19/34 (b)(c)(d)	1,277,198	1,277,619
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	2,613,900	2,614,467
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 7/16/34 (b)(c)(d)	1,289,773	1,289,885
TOTAL ASSET-BACKED SECURITIES (Cost $176,546,342)		173,686,576

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	403	365
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 1999-57 Class PH, 6.5% 12/25/29	14,228	14,290
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,038)		14,655

Commercial Mortgage Securities - 3.9%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.476% 1/15/39 (b)(c)(d)	1,415,000	1,402,177
Class B, CME Term SOFR 1 Month Index + 1.550% 6.876% 1/15/39 (b)(c)(d)	267,000	262,995
Class C, CME Term SOFR 1 Month Index + 2.150% 7.476% 1/15/39 (b)(c)(d)	191,000	187,717
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,183,000	1,066,212
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	265,000	224,224
Class CNM, 3.7186% 11/5/32 (b)(c)	110,000	83,699
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	118,089	112,100
Series 2019-BN21 Class A5, 2.851% 10/17/52	201,824	178,337
BBCMS Mortgage Trust sequential payer Series 2023-C21 Class A3, 6.2963% 9/15/56 (c)	1,307,000	1,376,622
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	420,518	402,791
Series 2019-B10 Class A4, 3.717% 3/15/62	389,846	365,878
Series 2018-B8 Class A5, 4.2317% 1/15/52	2,882,896	2,721,274
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6675% 3/15/41 (b)(c)(d)	1,221,000	1,221,382
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2233% 4/15/37 (b)(c)(d)	5,047,000	5,072,266
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7723% 4/15/37 (b)(c)(d)	1,341,000	1,342,670
Bx 2024-Cnyn floater Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.6919% 4/15/29 (b)(c)(d)	4,459,000	4,459,000
Class B, CME Term SOFR 1 Month Index + 1.690% 6.9915% 4/15/29 (b)(c)(d)	711,000	710,108
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2412% 4/15/29 (b)(c)(d)	590,000	589,263
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6713% 4/15/34 (b)(c)(d)	1,007,281	1,005,839
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9713% 4/15/34 (b)(c)(d)	665,897	664,691
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2713% 4/15/34 (b)(c)(d)	699,023	697,484
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2405% 2/15/36 (b)(c)(d)	278,000	276,784
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1286% 10/15/36 (b)(c)(d)	2,648,253	2,625,081
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3383% 10/15/36 (b)(c)(d)	396,287	390,590
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5381% 10/15/36 (b)(c)(d)	530,325	521,210
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7378% 10/15/36 (b)(c)(d)	514,682	502,297
Class E, CME Term SOFR 1 Month Index + 2.060% 7.387% 10/15/36 (b)(c)(d)	1,789,733	1,757,294
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8163% 4/15/37 (b)(c)(d)	2,081,401	2,084,003
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3382% 2/15/39 (b)(c)(d)	2,893,465	2,878,998
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6376% 2/15/39 (b)(c)(d)	871,904	863,185
Class C, CME Term SOFR 1 Month Index + 1.560% 6.887% 2/15/39 (b)(c)(d)	871,904	863,242
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2861% 2/15/39 (b)(c)(d)	871,904	859,915
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0868% 12/9/40 (b)(c)(d)	1,881,000	1,892,692
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5161% 12/9/40 (b)(c)(d)	416,000	419,245
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9655% 12/9/40 (b)(c)(d)	225,000	226,755
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3713% 4/15/34 (b)(c)(d)	1,656,308	1,654,562
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.6917% 3/15/41 (b)(c)(d)	6,986,000	6,989,516
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1169% 2/15/39 (b)(c)(d)	370,000	369,768
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 6.9912% 3/15/41 (b)(c)(d)	1,194,000	1,193,253
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2409% 3/15/41 (b)(c)(d)	1,585,000	1,583,018
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7674% 2/15/39 (b)(c)(d)	2,868,000	2,871,561
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1105% 6/15/38 (b)(c)(d)	214,507	213,032
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4903% 8/15/39 (b)(c)(d)	1,935,003	1,939,840
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2653% 4/15/37 (b)(c)(d)	1,060,986	1,062,313
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6153% 4/15/37 (b)(c)(d)	239,602	239,752
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1643% 4/15/37 (b)(c)(d)	200,562	200,812
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,918,461	2,639,667
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	301,255	299,882
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, CME Term SOFR 1 Month Index + 1.270% 6.603% 5/15/36 (b)(c)(d)	1,286,799	1,285,903
Class C, CME Term SOFR 1 Month Index + 1.470% 6.803% 5/15/36 (b)(c)(d)	242,397	242,170
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	571,435	531,077
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 5.6485% 1/15/41 (b)(c)	563,000	564,652
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1415% 11/15/38 (b)(c)(d)	3,654,041	3,622,068
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5607% 11/15/38 (b)(c)(d)	1,013,820	1,004,315
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5195% 7/15/38 (b)(c)(d)	1,108,078	1,107,730
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8195% 7/15/38 (b)(c)(d)	630,836	630,955
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1395% 7/15/38 (b)(c)(d)	2,282,897	2,280,756
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6895% 7/15/38 (b)(c)(d)	938,026	936,854
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3905% 10/15/36 (b)(c)(d)	1,559,690	1,537,757
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5905% 10/15/36 (b)(c)(d)	241,085	234,926
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9905% 10/15/36 (b)(c)(d)	2,497,757	2,404,238
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8136% 8/15/39 (b)(c)(d)	2,328,000	2,339,640
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	223,602	180,102
Class DFX, 5.3503% 7/5/33 (b)	386,779	297,781
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6206% 5/15/39 (b)(c)(d)	3,430,000	3,399,988
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1192% 5/15/39 (b)(c)(d)	2,383,000	2,353,213
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4185% 5/15/39 (b)(c)(d)	1,335,000	1,314,975
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8672% 5/15/39 (b)(c)(d)	1,187,000	1,132,599
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1395% 3/15/38 (b)(c)(d)	2,199,143	2,174,628
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3195% 3/15/38 (b)(c)(d)	530,641	523,676
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5395% 3/15/38 (b)(c)(d)	333,761	329,276
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8395% 3/15/38 (b)(c)(d)	464,311	457,927
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1895% 3/15/38 (b)(c)(d)	405,819	396,688
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.623% 8/15/33 (b)(c)(d)(g)	1,059,546	714,629
Class C, CME Term SOFR 1 Month Index + 1.540% 6.873% 8/15/33 (b)(c)(d)(g)	2,551,942	1,415,676
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,570,651	2,430,308
Series 2018-H4 Class A4, 4.31% 12/15/51	1,895,246	1,825,725
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	371,442	342,531
Class C, 3.1771% 11/10/36 (b)(c)	356,413	321,714
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4144% 10/15/28 (b)(c)(d)	1,597,960	1,613,939
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1633% 10/15/28 (b)(c)(d)	962,603	969,744
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9245% 10/15/36 (b)(c)(d)	231,740	228,699
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	754,409	767,978
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3253% 2/15/39 (b)(c)(d)	642,000	618,474
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9753% 2/15/39 (b)(c)(d)	334,000	317,674
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1706% 11/15/38 (b)(c)(d)	3,228,793	3,205,477
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5196% 11/15/38 (b)(c)(d)	1,978,713	1,964,767
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7688% 11/15/38 (b)(c)(d)	840,856	834,549
Class D, CME Term SOFR 1 Month Index + 1.690% 7.018% 11/15/38 (b)(c)(d)	552,647	548,156
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,766,729	1,431,820
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	113,488	91,544
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6405% 5/15/31 (b)(c)(d)	1,349,000	1,322,898
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,026,911	1,001,627
Series 2018-C48 Class A5, 4.302% 1/15/52	850,545	821,930
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $119,755,427)		115,638,749

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	1,748,000	1,397,526
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	966,000	877,853
4.5% 4/22/60 (b)	736,000	606,280
State of Qatar 4.4% 4/16/50 (b)	2,181,000	1,930,867
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,807,896)		4,812,526

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)	847,000	842,572
Regions Bank 6.45% 6/26/37	2,368,000	2,438,659
TOTAL BANK NOTES (Cost $3,282,925)		3,281,231

Money Market Funds - 5.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h) (Cost $171,411,497)	171,377,615	171,411,891

TOTAL INVESTMENT IN SECURITIES - 113.5% (Cost $3,584,716,415)	3,380,097,213
NET OTHER ASSETS (LIABILITIES) - (13.5)%	(400,936,601)
NET ASSETS - 100.0%	2,979,160,612

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/54	(4,700,000)	(3,850,805)
2% 4/1/54	(2,300,000)	(1,884,436)
2% 4/1/54	(6,950,000)	(5,694,275)
2% 4/1/54	(9,150,000)	(7,496,780)
2% 4/1/54	(75,000)	(61,449)
2% 4/1/54	(1,825,000)	(1,495,259)
2.5% 4/1/54	(8,100,000)	(6,898,533)
2.5% 4/1/54	(7,700,000)	(6,557,864)
3% 4/1/54	(9,200,000)	(8,114,570)
5.5% 4/1/54	(3,500,000)	(3,497,940)
6.5% 4/1/54	(6,250,000)	(6,353,882)
6.5% 4/1/54	(5,050,000)	(5,133,937)

TOTAL GINNIE MAE		(57,039,730)

Uniform Mortgage Backed Securities
2% 4/1/54	(34,200,000)	(27,057,210)
2% 4/1/54	(12,150,000)	(9,612,430)
2% 4/1/54	(5,050,000)	(3,995,290)
2.5% 4/1/54	(11,650,000)	(9,629,909)
2.5% 4/1/54	(8,950,000)	(7,398,084)
2.5% 4/1/54	(5,300,000)	(4,380,988)
2.5% 4/1/54	(400,000)	(330,641)
3% 4/1/54	(24,900,000)	(21,427,618)
3% 4/1/54	(3,000,000)	(2,581,641)
3% 4/1/54	(3,100,000)	(2,667,695)
3% 4/1/54	(8,700,000)	(7,486,758)
3.5% 4/1/54	(3,100,000)	(2,773,652)
4% 4/1/54	(1,100,000)	(1,018,617)
6.5% 4/1/54	(5,300,000)	(5,413,867)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(105,774,400)

TOTAL TBA SALE COMMITMENTS (Proceeds $162,889,145)		(162,814,130)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,642,996 or 12.6% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $436,533.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	155,019,316	101,624,845	85,232,270	2,136,859	-	-	171,411,891	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	-	89,842,400	89,842,400	12,773	-	-	-	0.0%
Total	155,019,316	191,467,245	175,074,670	2,149,632	-	-	171,411,891

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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